Accounts Payable - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable [Abstract]
Creditors	$ 505	$ 234
Brokers	900	966
Professional and legal fees	194	377
Total accounts payable	$ 1,599	$ 1,577